Classification of Financial Instruments - Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,578)	£ (1,722)
Total market value	(1,546)	(1,674)
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(43)	(65)
Total market value	(43)	(65)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(317)	(348)
Total market value	(317)	(348)
Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(57)	(79)
Total market value	(57)	(79)
Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(67)	(86)
Total market value	(67)	(86)
Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,094)	(1,144)
Total market value	(1,062)	(1,096)
FVTPL [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(64)	(81)
FVTPL [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(7)	(2)
FVTPL [member] | Trade payables [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(57)	(79)
FVTPL [member] | Borrowings [member] | Financial liabilities at fair value [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL [member] | Borrowings [member] | Financial liabilities at fair value [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(36)	(63)
Financial liabilities derivatives in hedging relationship [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(36)	(63)
Financial liabilities derivatives in hedging relationship [member] | Trade payables [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Borrowings [member] | Financial liabilities at fair value [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Borrowings [member] | Financial liabilities at fair value [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other Financial Liability [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,478)	(1,578)
Other Financial Liability [member] | Derivative financial instruments [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other Financial Liability [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(317)	(348)
Other Financial Liability [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(67)	(86)
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,094)	£ (1,144)